Introduction and overview of Group's risk management - Financial instruments that are measured at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	$ 48.1	$ 19.2
Embedded options within listed bonds
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value	$ 48.1	29.4
Foreign exchange swaps
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial instruments at fair value		$ (10.2)